Debt, CMBFL Facility (Details) $ in Thousands		12 Months Ended
	Nov. 23, 2021 USD ($)	Dec. 31, 2023 USD ($) Vessel Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt [Abstract]
Proceeds from sale of vessel		$ 0	$ 71,714	$ 35,886
CMBFL Facility [Member]
Debt [Abstract]
Term of time charter		8 years
Number of payment installments | Installment		32
Frequency of periodic payment		quarterly
Installment payment		$ 675
Balloon payment payable at maturity		$ 32,403
Number of vessels sold | Vessel		2
CMBFL Facility [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 54,005
CMBFL Facility [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 53,997
CMBFL Facility [Member] | LIBOR and Term SOFR [Member]
Debt [Abstract]
Term of variable rate		3 months
Basis spread on variable rate		2.60%
CMBFL Facility [Member] | Term SOFR [Member]
Debt [Abstract]
Variable rate		5.40%